FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  6/30/00

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	7/26/00

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         94 data records

Form 13F Information Table Value Total:         147,792 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corp.                     COM              885535104     1478    25650 SH       SOLE                     1950             23700
AT & T Corp.                   COM              001957109     3358   106190 SH       SOLE                    17755             88435
AT&T Corp - Liberty Media-A    COM              001957208      345    14208 SH       SOLE                      400             13808
Abbott Laboratories            COM              002824100      965    21650 SH       SOLE                     3400             18250
Adobe Systems, Inc.            COM              00724F101      241     1850 SH       SOLE                                       1850
Agilent Technologies           COM              00846U101      776    10525 SH       SOLE                      904              9621
Alcatel Alsthom ADS            COM              013904305      219     3300 SH       SOLE                      600              2700
Allstate                       COM              020002101     1672    75162 SH       SOLE                    20662             54500
America Online                 COM              02364J104     2726    51730 SH       SOLE                     8050             43680
American Express Co.           COM              025816109      579    11100 SH       SOLE                                      11100
American Home Products         COM              026609107     6059   103127 SH       SOLE                    11300             91827
American Power Conversion      COM              029066107      708    17350 SH       SOLE                     1500             15850
Amgen                          COM              031162100     1110    15798 SH       SOLE                                      15798
Ariba Inc.                     COM              04033V104     2527    25775 SH
Associates First Capital Corp. COM              046008108     2080    93204 SH       SOLE                    12800             80404
Bank One Corp                  COM              06423A103      279    10506 SH       SOLE                     1400              9106
Becton Dickinson & Company     COM              075887109      201     7000 SH       SOLE                     1700              5300
Bellsouth Corp.                COM              079860102      386     9052 SH       SOLE                                       9052
Bemis Co., Inc.                COM              081437105      578    17200 SH       SOLE                     2400             14800
Biomet, Inc.                   COM              090613100      526    13675 SH       SOLE                     1000             12675
Borders Group                  COM              099709107     1237    79500 SH       SOLE                     5800             73700
Bristol-Myers Squibb Co.       COM              110122108      553     9500 SH       SOLE                                       9500
COMPAQ Computer                COM              204493100     1636    64000 SH       SOLE                     8600             55400
CVS Corp.                      COM              126650100      336     8400 SH       SOLE                     3000              5400
Cabletron Systems              COM              126920107      852    33725 SH       SOLE                      800             32925
Cambridge Technology           COM              132524109      976   111950 SH       SOLE                    20100             91850
Cardinal Health                COM              14149Y108     1643    22205 SH       SOLE                     3100             19105
Cisco Systems, Inc.            COM              17275R102     2304    36248 SH       SOLE                     6400             29848
Comerica, Inc.                 COM              200340107      236     5248 SH       SOLE                                       5248
Computer Associates Int'l      COM              204912109     1048    20475 SH       SOLE                     2525             17950
Compuware Corp.                COM              205638109     1898   182935 SH       SOLE                    29900            153035
Elan Corp  plc ADR             COM              284131208     8257   170475 SH       SOLE                    25600            144875
Electronic Data Systems Corp.  COM              285661104      330     8008 SH       SOLE                      400              7608
Emerson Electric Co.           COM              291011104     4388    72675 SH       SOLE                    13150             59525
Exxon Mobil Corporation        COM              30231G102      547     6973 SH       SOLE                                       6973
Fannie Mae                     COM              313586109     3314    63494 SH       SOLE                     7400             56094
First Data Corporation         COM              319963104      275     5550 SH       SOLE                      500              5050
Fiserv Inc.                    COM              337738108      451    10425 SH       SOLE                                      10425
GTE Corp.                      COM              362320103     1204    19338 SH       SOLE                                      19338
General Electric               COM              369604103     2695    50850 SH       SOLE                     4200             46650
General Motors Cl. H           COM              370442832     2135    24325 SH       SOLE                     4425             19900
Global Crossing Ltd.           COM              G3921A100      200     7605 SH       SOLE                      600              7005
Hewlett-Packard                COM              428236103     3797    30405 SH       SOLE                     2380             28025
Honeywell Int'l                COM              438516106     3378   100276 SH       SOLE                    11050             89226
Hospitality Properties Trust   COM              44106M102     1393    61750 SH       SOLE                    14400             47350
IBM Corp.                      COM              459200101     6653    60725 SH       SOLE                     8810             51915
IHOP Corporation               COM              449623107     2271   135600 SH       SOLE                    33000            102600
Impath, Inc.                   COM              45255G101      222     4100 SH       SOLE                                       4100
Jefferson-Pilot Corp.          COM              475070108     2078    36825 SH       SOLE                     2600             34225
Johnson & Johnson              COM              478160104      822     8070 SH       SOLE                      650              7420
Kimberly-Clark Corp.           COM              494368103     3354    58450 SH       SOLE                     7300             51150
Loral Space & Communications   COM              G56462107      282    40600 SH       SOLE                     9600             31000
Lucent Technologies Inc.       COM              549463107     2624    44279 SH       SOLE                     4550             39729
Masco Corp.                    COM              574599106      520    28810 SH       SOLE                     4700             24110
Merck & Co., Inc.              COM              589331107     1274    16625 SH       SOLE                                      16625
Microsoft Corp.                COM              594918104     2182    27275 SH       SOLE                     6000             21275
Modis Professional Services    COM              607830106      524    68700 SH       SOLE                     9500             59200
Molex Inc.                     COM              608554101      681    14156 SH       SOLE                      500             13656
Motorola, Inc                  COM              620076109     1156    39777 SH       SOLE                     7330             32447
National City Corp.            COM              635405103      288    16906 SH       SOLE                                      16906
National Commerce Bancorp      COM              635449101     1159    72150 SH       SOLE                      600             71550
Network  Associates, Inc.      COM              640938106     1087    53350 SH       SOLE                     7200             46150
Nortel Networks Corp.          COM              656568102     1808    26489 SH       SOLE                     3000             23489
Oracle Corp.                   COM              68389X105     1164    13850 SH       SOLE                      200             13650
Pfizer, Inc.                   COM              717081103     4977   103689 SH       SOLE                      489            103200
Pitney Bowes                   COM              724479100     2194    54855 SH       SOLE                     7250             47605
Popular Inc.                   COM              733174106      334    17540 SH       SOLE                     5740             11800
Procter & Gamble               COM              742718109      590    10300 SH       SOLE                      700              9600
Qualcomm Inc.                  COM              747525103      297     4950 SH       SOLE                      650              4300
SAP Aktiengesellschaft ADR     COM              803054204     1094    23300 SH       SOLE                     1900             21400
SBC Communications Inc.        COM              78387G103      258     5974 SH       SOLE                                       5974
SCI Systems                    COM              783890106     2788    71150 SH       SOLE                     3250             67900
Schering-Plough                COM              806605101      212     4200 SH       SOLE                     1250              2950
Sigma-Aldrich Corp.            COM              826552101      271     9250 SH       SOLE                      300              8950
State Street Corp              COM              857477103      318     3000 SH       SOLE                                       3000
Steelcase Inc. Cl. 'A'         COM              858155203     1206    70925 SH       SOLE                      600             70325
Steris Corp.                   COM              859152100      654    73700 SH       SOLE                     4700             69000
Stryker Corp.                  COM              863667101      525    12000 SH       SOLE                                      12000
Sun Microsystems Inc.          COM              866810104     3652    40160 SH       SOLE                     5400             34760
Sybron Intl. Corp. Wisc        COM              87114F106     3317   167400 SH       SOLE                    22600            144800
Synopsys, Inc.                 COM              871607107     2147    62125 SH       SOLE                     9850             52275
Texas Instruments              COM              882508104      302     4400 SH       SOLE                                       4400
Textron, Inc.                  COM              883203101      437     8050 SH       SOLE                     1750              6300
Time Warner Inc.               COM              887315109      403     5300 SH       SOLE                      600              4700
Transatlantic Holdings         COM              893521104     1139    13600 SH       SOLE                     1900             11700
Tribune Company                COM              896047107      277     7900 SH       SOLE                      700              7200
Tyco Int'l                     COM              902124106      355     7500 SH       SOLE                     1400              6100
U. S. West Inc.                COM              91273H101     6993    81550 SH       SOLE                     9250             72300
Unisys Corp.                   COM              909214108     1075    73800 SH       SOLE                     7000             66800
Viacom Class B                 COM              925524308     1327    19465 SH       SOLE                     7484             11981
Watson Pharmaceuticals         COM              942683103     2494    46400 SH       SOLE                    12100             34300
Wolverine World Wide           COM              978097103      629    63700 SH       SOLE                    28400             35300
WorldCom, Inc.                 COM              98157d106     5152   112304 SH       SOLE                    17837             94467
Xerox Corp.                    COM              984121103      330    15900 SH       SOLE                     1900             14000